Benefit Plans 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	$ 2,038,000,000		$ 1,627,000,000
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(967,000,000)		(940,000,000)
Appalachian Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	148,205,000		115,078,000
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(187,672,000)		(154,544,000)
Indiana Michigan Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	143,657,000		111,364,000
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(174,040,000)		(203,857,000)
Ohio Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	260,141,000		320,026,000
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(22,936,000)		(349,850,000)
Public Service Co of Oklahoma [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	7,238,000		8,560,000
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(37,066,000)		(63,667,000)
Southwestern Electric Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	92,890,000		76,432,000
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(46,178,000)		(53,946,000)
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Rate of Compensation Increase	4.85%	[1]	4.95%	[1]
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.55%		5.05%
Expected Return on Plan Assets	6.50%		7.25%		7.75%
Rate of Compensation Increase	4.95%		4.85%		4.85%
Change in Benefit Obligation
Benefit Obligation as of January 1	5,205,000,000		4,991,000,000
Service Cost	69,000,000		76,000,000		72,000,000
Interest Cost	203,000,000		223,000,000		237,000,000
Actuarial (Gain) Loss	(305,000,000)		299,000,000
Plan Amendment Prior Service Credit	0		0
Curtailment and Settlements	0		(1,000,000)
Benefit Payments	(331,000,000)		(383,000,000)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	4,841,000,000		5,205,000,000		4,991,000,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	4,696,000,000		4,303,000,000
Actual Gain on Plan Assets	340,000,000		560,000,000
Company Contributions	6,000,000		216,000,000
Participant Contributions	0		0
Benefit Payments	(331,000,000)		(383,000,000)
Fair Value of Plan Assets as of December 31	4,711,000,000		4,696,000,000		4,303,000,000
Funded (Underfunded) Status as of December 31	(130,000,000)		(509,000,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(7,000,000)		(7,000,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(123,000,000)		(502,000,000)
Funded (Underfunded) Status	(130,000,000)		(509,000,000)
Components
Net Actuarial Loss	1,561,000,000		2,111,000,000
Prior Service Cost (Credit)	8,000,000		11,000,000
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(367,000,000)		58,000,000
Prior Service Credit	0		0
Amortization of Actuarial (Gains)/Losses	(183,000,000)		(155,000,000)
Amortization of Prior Service Cost (Credit)	(3,000,000)		1,000,000
Amortization of Transition Obligation	0		0
Change for the Year	(553,000,000)		(96,000,000)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.85%	[1]	4.95%	[1]
Pension Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Rate of Compensation Increase	4.60%		4.70%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.55%		5.05%
Expected Return on Plan Assets	6.50%		7.25%		7.75%
Rate of Compensation Increase	4.70%		4.70%		4.65%
Change in Benefit Obligation
Benefit Obligation as of January 1	718,460,000		681,450,000
Service Cost	6,171,000		7,565,000		7,199,000
Interest Cost	27,662,000		30,211,000		32,293,000
Actuarial (Gain) Loss	(45,619,000)		43,341,000
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(43,443,000)		(44,107,000)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	663,231,000		718,460,000		681,450,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	621,570,000		570,756,000
Actual Gain on Plan Assets	49,832,000		69,686,000
Company Contributions	36,000		25,235,000
Participant Contributions	0		0
Benefit Payments	(43,443,000)		(44,107,000)
Fair Value of Plan Assets as of December 31	627,995,000		621,570,000		570,756,000
Funded (Underfunded) Status as of December 31	(35,236,000)		(96,890,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(34,000)		(34,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(35,202,000)		(96,856,000)
Funded (Underfunded) Status	(35,236,000)		(96,890,000)
Components
Net Actuarial Loss	220,047,000		303,483,000
Prior Service Cost (Credit)	720,000		918,000
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(58,411,000)		15,599,000
Amortization of Actuarial (Gains)/Losses	(25,025,000)		(20,339,000)
Amortization of Prior Service Cost (Credit)	(198,000)		(475,000)
Change for the Year	(83,634,000)		(5,215,000)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.60%		4.70%
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Rate of Compensation Increase	4.90%		5.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.55%		5.05%
Expected Return on Plan Assets	6.50%		7.25%		7.75%
Rate of Compensation Increase	5.00%		5.00%		4.90%
Change in Benefit Obligation
Benefit Obligation as of January 1	618,973,000		581,677,000
Service Cost	8,736,000		9,908,000		9,447,000
Interest Cost	24,100,000		26,245,000		27,726,000
Actuarial (Gain) Loss	(41,631,000)		44,475,000
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(35,479,000)		(43,332,000)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	574,699,000		618,973,000		581,677,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	552,026,000		503,926,000
Actual Gain on Plan Assets	42,584,000		69,136,000
Company Contributions	12,000		22,296,000
Participant Contributions	0		0
Benefit Payments	(35,479,000)		(43,332,000)
Fair Value of Plan Assets as of December 31	559,143,000		552,026,000		503,926,000
Funded (Underfunded) Status as of December 31	(15,556,000)		(66,947,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(43,000)		(15,000)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(15,513,000)		(66,932,000)
Funded (Underfunded) Status	(15,556,000)		(66,947,000)
Components
Net Actuarial Loss	138,367,000		211,443,000
Prior Service Cost (Credit)	705,000		900,000
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(51,388,000)		12,905,000
Amortization of Actuarial (Gains)/Losses	(21,688,000)		(17,569,000)
Amortization of Prior Service Cost (Credit)	(195,000)		(407,000)
Change for the Year	(73,271,000)		(5,071,000)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.90%		5.00%
Pension Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Rate of Compensation Increase	5.00%		5.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.55%		5.05%
Expected Return on Plan Assets	6.50%		7.25%		7.75%
Rate of Compensation Increase	5.00%		5.00%		4.95%
Change in Benefit Obligation
Benefit Obligation as of January 1	1,068,186,000		1,020,890,000
Transfer of OPCo Generation Benefit Obligation	(499,725,000)		0
Service Cost	5,285,000		11,003,000		10,230,000
Interest Cost	21,939,000		45,194,000		48,350,000
Actuarial (Gain) Loss	(34,373,000)		63,571,000
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(37,669,000)		(72,472,000)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	523,643,000		1,068,186,000		1,020,890,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	1,015,115,000		925,939,000
Transfer of OPCo Generation Plan Assets	(506,076,000)		0
Actual Gain on Plan Assets	30,264,000		118,395,000
Company Contributions	0		43,253,000
Participant Contributions	0		0
Benefit Payments	(37,669,000)		(72,472,000)
Fair Value of Plan Assets as of December 31	501,634,000		1,015,115,000		925,939,000
Funded (Underfunded) Status as of December 31	(22,009,000)		(53,071,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(1,000)		(64,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(22,008,000)		(53,007,000)
Funded (Underfunded) Status	(22,009,000)		(53,071,000)
Components
Net Actuarial Loss	227,668,000		500,318,000
Prior Service Cost (Credit)	550,000		1,282,000
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(253,392,000)		13,577,000
Amortization of Actuarial (Gains)/Losses	(19,833,000)		(30,439,000)
Amortization of Prior Service Cost (Credit)	(157,000)		(743,000)
Change for the Year	(273,382,000)		(17,605,000)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	5.00%		5.00%
Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Rate of Compensation Increase	4.90%		4.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.55%		5.05%
Expected Return on Plan Assets	6.50%		7.25%		7.75%
Rate of Compensation Increase	4.90%		4.90%		4.85%
Change in Benefit Obligation
Benefit Obligation as of January 1	279,685,000		277,448,000
Service Cost	5,562,000		5,951,000		5,760,000
Interest Cost	10,993,000		12,301,000		13,285,000
Actuarial (Gain) Loss	(15,381,000)		6,128,000
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(20,149,000)		(22,143,000)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	260,710,000		279,685,000		277,448,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	264,823,000		245,769,000
Actual Gain on Plan Assets	19,892,000		28,861,000
Company Contributions	31,000		12,336,000
Participant Contributions	0		0
Benefit Payments	(20,149,000)		(22,143,000)
Fair Value of Plan Assets as of December 31	264,597,000		264,823,000		245,769,000
Funded (Underfunded) Status as of December 31	3,887,000		(14,862,000)
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs	5,280,000		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(107,000)		(89,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(1,286,000)		(14,773,000)
Funded (Underfunded) Status	3,887,000		(14,862,000)
Components
Net Actuarial Loss	93,688,000		123,132,000
Prior Service Cost (Credit)	832,000		1,129,000
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(19,599,000)		(4,718,000)
Amortization of Actuarial (Gains)/Losses	(9,845,000)		(8,206,000)
Amortization of Prior Service Cost (Credit)	(297,000)		948,000
Change for the Year	(29,741,000)		(11,976,000)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.90%		4.90%
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Rate of Compensation Increase	4.85%		4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.55%		5.05%
Expected Return on Plan Assets	6.50%		7.25%		7.75%
Rate of Compensation Increase	4.75%		4.75%		4.70%
Change in Benefit Obligation
Benefit Obligation as of January 1	285,560,000		277,594,000
Service Cost	7,011,000		7,099,000		6,573,000
Interest Cost	11,454,000		12,537,000		13,331,000
Actuarial (Gain) Loss	(12,818,000)		9,752,000
Plan Amendment Prior Service Credit	0		0
Benefit Payments	(20,643,000)		(21,422,000)
Participant Contributions	0		0
Medicare Subsidy	0		0
Benefit Obligation as of December 31	270,564,000		285,560,000		277,594,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	279,699,000		255,861,000
Actual Gain on Plan Assets	19,823,000		31,992,000
Company Contributions	67,000		13,268,000
Participant Contributions	0		0
Benefit Payments	(20,643,000)		(21,422,000)
Fair Value of Plan Assets as of December 31	278,946,000		279,699,000		255,861,000
Funded (Underfunded) Status as of December 31	8,382,000		(5,861,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	9,506,000		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(79,000)		(80,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(1,045,000)		(5,781,000)
Funded (Underfunded) Status	8,382,000		(5,861,000)
Components
Net Actuarial Loss	95,492,000		121,839,000
Prior Service Cost (Credit)	1,004,000		1,353,000
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(16,133,000)		(3,373,000)
Amortization of Actuarial (Gains)/Losses	(10,214,000)		(8,330,000)
Amortization of Prior Service Cost (Credit)	(349,000)		793,000
Change for the Year	(26,696,000)		(10,910,000)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.85%		4.75%
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Pension Plans [Member] | Minimum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.50%
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.75%		5.25%
Expected Return on Plan Assets	7.00%		7.25%		7.50%
Health Care Trend Rates
Initial	6.75%		7.00%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	6,000,000
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	74,000,000
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(4,000,000)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(59,000,000)
Change in Benefit Obligation
Benefit Obligation as of January 1	1,849,000,000		2,227,000,000
Service Cost	23,000,000		47,000,000		42,000,000
Interest Cost	71,000,000		103,000,000		109,000,000
Actuarial (Gain) Loss	(395,000,000)		148,000,000
Plan Amendment Prior Service Credit	0		(570,000,000)
Curtailment and Settlements	0		0
Benefit Payments	(140,000,000)		(151,000,000)
Participant Contributions	39,000,000		35,000,000
Medicare Subsidy	9,000,000		10,000,000
Benefit Obligation as of December 31	1,456,000,000		1,849,000,000		2,227,000,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	1,568,000,000		1,410,000,000
Actual Gain on Plan Assets	208,000,000		178,000,000
Company Contributions	24,000,000		96,000,000
Participant Contributions	39,000,000		35,000,000
Benefit Payments	(140,000,000)		(151,000,000)
Fair Value of Plan Assets as of December 31	1,699,000,000		1,568,000,000		1,410,000,000
Funded (Underfunded) Status as of December 31	243,000,000		(281,000,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	264,000,000		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(4,000,000)		(4,000,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(17,000,000)		(277,000,000)
Funded (Underfunded) Status	243,000,000		(281,000,000)
Components
Net Actuarial Loss	428,000,000		989,000,000
Prior Service Cost (Credit)	(693,000,000)		(762,000,000)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(496,000,000)		67,000,000
Prior Service Credit	0		(570,000,000)
Amortization of Actuarial (Gains)/Losses	(65,000,000)		(57,000,000)
Amortization of Prior Service Cost (Credit)	69,000,000		18,000,000
Amortization of Transition Obligation	0		(1,000,000)
Change for the Year	(492,000,000)		(543,000,000)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.75%		5.25%
Expected Return on Plan Assets	7.00%		7.25%		7.50%
Health Care Trend Rates
Initial	6.75%		7.00%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	1,267,000
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	18,179,000
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(877,000)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(14,552,000)
Change in Benefit Obligation
Benefit Obligation as of January 1	348,990,000		395,482,000
Service Cost	2,566,000		5,387,000		4,983,000
Interest Cost	13,454,000		18,462,000		19,468,000
Actuarial (Gain) Loss	(66,056,000)		31,776,000
Plan Amendment Prior Service Credit	0		(80,528,000)
Benefit Payments	(27,220,000)		(29,228,000)
Participant Contributions	6,600,000		5,826,000
Medicare Subsidy	1,550,000		1,813,000
Benefit Obligation as of December 31	279,884,000		348,990,000		395,482,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	267,758,000		229,735,000
Actual Gain on Plan Assets	34,289,000		44,919,000
Company Contributions	3,413,000		16,506,000
Participant Contributions	6,600,000		5,826,000
Benefit Payments	(27,220,000)		(29,228,000)
Fair Value of Plan Assets as of December 31	284,840,000		267,758,000		229,735,000
Funded (Underfunded) Status as of December 31	4,956,000		(81,232,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	27,945,000		0
Other Current Liabilities - Accrued Short-term Benefit Liability	(2,970,000)		(2,836,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(20,019,000)		(78,396,000)
Funded (Underfunded) Status	4,956,000		(81,232,000)
Components
Net Actuarial Loss	72,732,000		167,173,000
Prior Service Cost (Credit)	(100,676,000)		(110,726,000)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(82,192,000)		3,084,000
Prior Service Credit	0		(80,528,000)
Amortization of Actuarial (Gains)/Losses	(12,249,000)		(10,526,000)
Amortization of Prior Service Cost (Credit)	10,050,000		2,862,000
Amortization of Transition Obligation	0		(780,000)
Change for the Year	(84,391,000)		(85,888,000)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.75%		5.25%
Expected Return on Plan Assets	7.00%		7.25%		7.50%
Health Care Trend Rates
Initial	6.75%		7.00%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	579,000
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	6,884,000
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(382,000)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(5,603,000)
Change in Benefit Obligation
Benefit Obligation as of January 1	218,553,000		277,353,000
Service Cost	3,219,000		6,621,000		6,119,000
Interest Cost	8,221,000		12,785,000		13,610,000
Actuarial (Gain) Loss	(52,800,000)		13,638,000
Plan Amendment Prior Service Credit	0		(78,851,000)
Benefit Payments	(16,613,000)		(18,394,000)
Participant Contributions	4,745,000		4,226,000
Medicare Subsidy	1,172,000		1,175,000
Benefit Obligation as of December 31	166,497,000		218,553,000		277,353,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	194,128,000		181,237,000
Actual Gain on Plan Assets	23,844,000		14,357,000
Company Contributions	110,000		12,702,000
Participant Contributions	4,745,000		4,226,000
Benefit Payments	(16,613,000)		(18,394,000)
Fair Value of Plan Assets as of December 31	206,214,000		194,128,000		181,237,000
Funded (Underfunded) Status as of December 31	39,717,000		(24,425,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	39,590,000		0
Other Current Liabilities - Accrued Short-term Benefit Liability	0		(290,000)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	127,000		(24,135,000)
Funded (Underfunded) Status	39,717,000		(24,425,000)
Components
Net Actuarial Loss	54,949,000		125,935,000
Prior Service Cost (Credit)	(94,538,000)		(103,959,000)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(63,460,000)		11,747,000
Prior Service Credit	0		(78,851,000)
Amortization of Actuarial (Gains)/Losses	(7,526,000)		(7,050,000)
Amortization of Prior Service Cost (Credit)	9,421,000		2,383,000
Amortization of Transition Obligation	0		(132,000)
Change for the Year	(61,565,000)		(71,903,000)
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.75%		5.25%
Expected Return on Plan Assets	7.00%		7.25%		7.50%
Health Care Trend Rates
Initial	6.75%		7.00%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	1,060,000
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	7,077,000
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(738,000)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(5,760,000)
Change in Benefit Obligation
Benefit Obligation as of January 1	466,290,000		519,892,000
Transfer of OPCo Generation Benefit Obligation	(250,843,000)		0
Service Cost	2,882,000		8,748,000		7,827,000
Interest Cost	9,494,000		24,189,000		25,497,000
Actuarial (Gain) Loss	(44,149,000)		42,013,000
Plan Amendment Prior Service Credit	0		(101,384,000)
Benefit Payments	(18,844,000)		(38,269,000)
Participant Contributions	5,199,000		8,545,000
Medicare Subsidy	1,135,000		2,556,000
Benefit Obligation as of December 31	171,164,000		466,290,000		519,892,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	366,301,000		311,836,000
Transfer of OPCo Generation Plan Assets	(170,650,000)		0
Actual Gain on Plan Assets	29,576,000		65,125,000
Company Contributions	412,000		19,064,000
Participant Contributions	5,199,000		8,545,000
Benefit Payments	(18,844,000)		(38,269,000)
Fair Value of Plan Assets as of December 31	211,994,000		366,301,000		311,836,000
Funded (Underfunded) Status as of December 31	40,830,000		(99,989,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	39,496,000		0
Other Current Liabilities - Accrued Short-term Benefit Liability	0		(986,000)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	1,334,000		(99,003,000)
Funded (Underfunded) Status	40,830,000		(99,989,000)
Components
Net Actuarial Loss	29,804,000		216,350,000
Prior Service Cost (Credit)	(69,300,000)		(142,253,000)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(111,922,000)		(1,170,000)
Prior Service Credit	0		(101,384,000)
Amortization of Actuarial (Gains)/Losses	(8,633,000)		(13,669,000)
Amortization of Prior Service Cost (Credit)	6,962,000		3,873,000
Amortization of Transition Obligation	0		(104,000)
Change for the Year	(113,593,000)		(112,454,000)
Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.75%		5.25%
Expected Return on Plan Assets	7.00%		7.25%		7.50%
Health Care Trend Rates
Initial	6.75%		7.00%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	262,000
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	3,216,000
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(172,000)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(2,617,000)
Change in Benefit Obligation
Benefit Obligation as of January 1	99,680,000		125,164,000
Service Cost	1,372,000		2,836,000		2,621,000
Interest Cost	3,793,000		5,797,000		6,046,000
Actuarial (Gain) Loss	(22,070,000)		7,511,000
Plan Amendment Prior Service Credit	0		(35,971,000)
Benefit Payments	(7,741,000)		(8,363,000)
Participant Contributions	2,229,000		2,024,000
Medicare Subsidy	516,000		682,000
Benefit Obligation as of December 31	77,779,000		99,680,000		125,164,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	90,521,000		83,090,000
Actual Gain on Plan Assets	11,324,000		8,089,000
Company Contributions	0		5,681,000
Participant Contributions	2,229,000		2,024,000
Benefit Payments	(7,741,000)		(8,363,000)
Fair Value of Plan Assets as of December 31	96,333,000		90,521,000		83,090,000
Funded (Underfunded) Status as of December 31	18,554,000		(9,159,000)
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs	17,349,000		0
Other Current Liabilities - Accrued Short-term Benefit Liability	0		0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	1,205,000		(9,159,000)
Funded (Underfunded) Status	18,554,000		(9,159,000)
Components
Net Actuarial Loss	25,712,000		56,493,000
Prior Service Cost (Credit)	(43,061,000)		(47,350,000)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(27,305,000)		5,166,000
Prior Service Credit	0		(35,971,000)
Amortization of Actuarial (Gains)/Losses	(3,476,000)		(3,189,000)
Amortization of Prior Service Cost (Credit)	4,289,000		1,079,000
Amortization of Transition Obligation	0		0
Change for the Year	(26,492,000)		(32,915,000)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	4.70%		3.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	3.95%		4.75%		5.25%
Expected Return on Plan Assets	7.00%		7.25%		7.50%
Health Care Trend Rates
Initial	6.75%		7.00%
Ultimate	5.00%		5.00%
Year Ultimate Reached	2020		2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	304,000
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation	3,597,000
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	(200,000)
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation	(2,927,000)
Change in Benefit Obligation
Benefit Obligation as of January 1	109,948,000		145,160,000
Service Cost	1,693,000		3,324,000		3,029,000
Interest Cost	4,301,000		6,673,000		6,969,000
Actuarial (Gain) Loss	(23,852,000)		7,885,000
Plan Amendment Prior Service Credit	0		(47,309,000)
Benefit Payments	(8,057,000)		(8,610,000)
Participant Contributions	2,410,000		2,189,000
Medicare Subsidy	554,000		636,000
Benefit Obligation as of December 31	86,997,000		109,948,000		145,160,000
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	99,846,000		96,364,000
Actual Gain on Plan Assets	13,551,000		3,143,000
Company Contributions	0		6,760,000
Participant Contributions	2,410,000		2,189,000
Benefit Payments	(8,057,000)		(8,610,000)
Fair Value of Plan Assets as of December 31	107,750,000		99,846,000		96,364,000
Funded (Underfunded) Status as of December 31	20,753,000		(10,102,000)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	19,210,000		0
Other Current Liabilities - Accrued Short-term Benefit Liability	0		0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	1,543,000		(10,102,000)
Funded (Underfunded) Status	20,753,000		(10,102,000)
Components
Net Actuarial Loss	32,772,000		67,223,000
Prior Service Cost (Credit)	(51,982,000)		(57,138,000)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(30,523,000)		11,341,000
Prior Service Credit	0		(47,309,000)
Amortization of Actuarial (Gains)/Losses	(3,928,000)		(3,659,000)
Amortization of Prior Service Cost (Credit)	5,156,000		933,000
Amortization of Transition Obligation	0		0
Change for the Year	(29,295,000)		(38,694,000)
Net of Tax AOCI [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	147,000,000		226,000,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,839,000		3,213,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	2,933,000		6,190,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		137,585,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(48,000,000)		77,000,000
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(1,606,000)		28,118,000
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(3,354,000)		2,600,000
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		35,323,000
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(4,794,000)		2,311,000
Deferred Income Taxes [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	79,000,000		122,000,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	991,000		1,732,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,579,000		3,332,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		74,084,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(26,000,000)		42,000,000
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(865,000)		15,140,000
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(1,807,000)		1,400,000
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	0		19,020,000
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(2,580,000)		1,246,000
Regulatory Assets [Member] | Pension Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	1,343,000,000		1,774,000,000
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	217,937,000		299,456,000
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	134,560,000		202,821,000
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	228,218,000		289,931,000
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co of Oklahoma [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	94,520,000		124,261,000
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	96,496,000		123,192,000
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(191,000,000)		108,000,000
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(25,473,000)		13,189,000
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(34,428,000)		17,976,000
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(39,496,000)		19,754,000
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co of Oklahoma [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	(17,349,000)		9,143,000
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets	$ (11,836,000)		$ 6,528,000

[1]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.